Personnel expenses and employee information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	41,697	38,805	33,071
Payroll employees (in FTEs)	44,027	42,416	39,086
Customer Support and Sales
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	10,344	10,790	9,643
Manufacturing and Supply Chain Management
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	11,341	9,954	9,953
Strategic Supply Management
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	1,965	2,033	1,541
General and Administrative
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	4,385	4,035	3,768
Research and Development
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	15,992	15,604	14,181
Temporary FTEs
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	1,241	2,107	2,974
Payroll FTEs
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	42,786	40,309	36,112
Netherlands
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	21,811	19,876	16,722